UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

(Exact name of registrant as specified in charter)

213 Foxcroft Road
Broomall, PA 19008

(Address of principal executive offices) (Zip code)

213 Foxcroft Road
Broomall, PA 19008

(Name and address of agent for service)

215-882-9983

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

Merlyn.AI Bull-Rider Bear-Fighter ETF

Merlyn.AI Tactical Growth and Income ETF

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Merlyn.AI Bull-Rider Bear-Fighter ETF

Merlyn.AI Tactical Growth and Income ETF

Tabular Presentation of Schedule of Investments

As of March 31, 2020 (Unaudited)

Merlyn.AI Bull-Rider Bear-Fighter ETF

Sector	% Net Assets
Investment Companies	99.8%
Other Assets	0.2%
Total	100.0%

Tabular Presentation of Schedule of Investments

As of March 31, 2020 (Unaudited)

Merlyn.AI Tactical Growth and Income ETF

Sector	% Net Assets
Investment Companies	99.7%
Other Assets	0.3%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser's internal sector classifications.

Merlyn.AI Bull-Rider Bear-Fighter ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.8%
72,001	Invesco Dynamic Semiconductors ETF	$3,912,534
21,576	Invesco QQQ Trust Series 1	4,108,071
53,852	Invesco S&P 500 GARP ETF	2,401,799
52,706	Invesco S&P MidCap Momentum ETF	2,587,865
52,285	iShares Intermediate-Term Corporate Bond ETF	2,871,492
45,581	VanEck Vectors Semiconductor ETF	5,339,358
33,193	Vanguard Intermediate-Term Corporate Bond ETF	2,890,778
22,639	Vanguard S&P Mid-Cap 400 Growth ETF	2,498,440
	TOTAL INVESTMENT COMPANIES (Cost $31,459,771)	26,610,337

MONEY MARKET FUNDS - 0.2%
51,620	First American Government Obligations Fund - Class X, 0.43% (a)	51,620
	TOTAL MONEY MARKET FUND (Cost $51,620)	51,620

	TOTAL INVESTMENTS (Cost $31,511,391) - 100.0%	26,661,957
	Liabilities in Excess of Other Assets - (0.0)% (b)	(9,548)
	TOTAL NET ASSETS - 100.0%	$26,652,409

Percentages are stated as a percent of net assets.

(a) Rate shown is the 7-day effective yield.

(b) Rounds to zero.

The accompanying notes are an integral part of these financial statements.

Merlyn.AI Tactical Growth and Income ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.7%
5,626	First Trust Rising Dividend Achievers ETF	$144,194
10,081	Goldman Sachs Access Investment Grade Corporate Bond ETF	516,512
849	Invesco QQQ Trust Series 1	161,649
3,111	Invesco S&P MidCap Momentum ETF	152,750
9,084	iShares Broad USD Investment Grade Corporate Bond ETF	508,886
12,178	iShares Intermediate-Term Corporate Bond ETF	668,816
5,621	SPDR S&P Semiconductor ETF	471,995
7,730	Vanguard Intermediate-Term Corporate Bond ETF	673,206
	TOTAL INVESTMENT COMPANIES (Cost $3,646,284)	3,298,008

MONEY MARKET FUNDS - 0.3%
8,902	First American Government Obligations Fund - Class X, 0.43% (a)	8,902
	TOTAL MONEY MARKET FUND (Cost $8,902)	8,902

	TOTAL INVESTMENTS (Cost $3,655,186) - 100.0%	3,306,910
	Liabilities in Excess of Other Assets - (0.0)% (b)	(1,094)
	TOTAL NET ASSETS - 100.0%	$3,305,816

Percentages are stated as a percent of net assets.

(a) Rate shown is the 7-day effective yield.

(b) Rounds to zero.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2020 (Unaudited)

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Tactical Growth and Income ETF
Assets:
Investments, at value	$26,661,957	$3,306,910
Dividends and interest receivable	9,834	321
Total assets	26,671,791	3,307,231
Liabilities:
Accrued investment advisory fees	19,382	1,415
Total liabilities	19,382	1,415
Net Assets	$26,652,409	$3,305,816

Net Assets Consist of:
Capital stock	$35,535,215	$3,732,960
Total Distributable Earnings	(8,882,806)	(427,144)
Net Assets:	$26,652,409	$3,305,816

Calculation of Net Asset Value Per Share:
Net Assets	$26,652,409	$3,305,816
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,200,000	150,000
Net Asset Value per Share	$22.21	$22.04

Cost of Investments	$31,511,391	$3,655,186

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2020 (Unaudited)

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Tactical Growth and Income ETF
Investment Income:
Dividend income	$181,592	$13,059
Interest income	552	23
Total investment income	182,144	13,082

Expenses:
Investment advisory fees	132,777	2,449
Total expenses	132,777	2,449
Less: Reimbursement of expenses from Advisor (Note 3)	(47,610)	(816)
Net expenses	85,167	1,633

Net investment income	96,977	11,449

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	(1,566,860)	(80,098)
In-kind redemptions	(2,497,064)	-
	(4,063,924)	(80,098)
Net change in unrealized depreciation on:
Investments	(4,849,434)	(348,275)
	(4,849,434)	(348,275)
Net realized and unrealized loss on investments:	(8,913,358)	(428,373)
Net decrease in net assets resulting from operations	$(8,816,381)	$(416,924)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Tactical Growth and Income ETF
	Period Ended March 31, 2020 (Unaudited)	Period Ended March 31, 2020 (Unaudited)
Decrease in Net Assets from:
Operations:
Net investment income	$96,977	$11,449
Net realized loss on investments	(4,063,924)	(80,098)
Net change in unrealized depreciation on investments	(4,849,434)	(348,275)
Net decrease in net assets resulting from operations	(8,816,381)	(416,924)

Distributions to Shareholders:
Net investment income	(66,425)	(10,220)
Total distributions	(66,425)	(10,220)

Capital Share Transactions:
Proceeds from shares sold	98,723,235	3,732,960
Payments for shares redeemed	(63,188,020)	-
Net increase in net assets from net change in capital share transactions	35,535,215	3,732,960
Total increase in net assets	26,652,409	3,305,816
Net Assets:
Beginning of period	-	-
End of period	$26,652,409	$3,305,816

Changes in Shares Outstanding
Shares outstanding, beginning of period	-	-
Shares sold	3,750,000	150,000
Shares reinvested	-	-
Shares repurchased	(2,550,000)	-
Shares outstanding, end of period	1,200,000	150,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS

March 31, 2020 (Unaudited)

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)	Net Realized and Unrealized Loss on Investments	Net Decrease in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Merlyn.AI Bull-Rider Bear-Fighter ETF
October 17, 2019(6) to March 31, 2020	$ 25.00	0.08	(2.82)	(2.74)	(0.05)	-	(0.05)	$ 22.21	-10.98%	$26,652	0.61%	0.95%	0.69%	298%

Merlyn.AI Tactical Growth and Income ETF
February 25, 2020(6) to March 31, 2020	$ 25.00	0.08	(2.97)	(2.89)	(0.07)	-	(0.07)	$ 22.04	-11.56%	$3,306	0.50%	0.75%	3.51%	26%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

NOTE 1 – ORGANIZATION

Each of Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF (individually a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), which is organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of each Fund is to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Meryln.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Bull Rider Bear-Fighter Index
Merlyn.AI Tactical Growth and Income ETF	Meryln.AI Tactical Growth and Income Index

Meryln.AI Bull-Rider Bear-Fighter ETF commenced operations on October 17, 2019. Merlyn.AI Tactical Growth and Income ETF commenced operations on February 25, 2020.

The Merlyn.AI Bull Rider Bear-Fighter Index and Meryln.AI Tactical Growth and Income Index are based on proprietary methodologies developed by SumGrowth Strategies, LLC, licensed to Merlyn.AI Corporation, Meryln.AI Bull-Rider Bear-Fighter ETF’s and Merlyn.AI Tactical Growth and Income ETF’s index provider. The Merlyn.AI Bull Rider Bear-Fighter Index and Meryln.AI Tactical Growth and Income Index use proprietary market risk indicators (the Bull/Bear Indicator) that seek to determine whether U.S. equity markets appear to in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Bull/Bear Indicator is an algorithm that assesses U.S. equity markets across three key metrics: price-trend, market momentum, and value sentiment. As of June 1, 2020, the index was modified to include a fourth indicator, market volatility, to its algorithm.

Shares of the Meryln.AI Bull-Rider Bear-Fighter ETF are listed and traded on The New York Stock Exchange (“NYSE”). Shares of the Merlyn.AI Tactical Growth and Income ETF are listed and traded on The Nasdaq Stock Market (“NASDAQ”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

Authorized Participants may be required to pay a Transaction Fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Funds effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. Variable Transaction Fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2020, the Funds did not hold any “fair valued” securities.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of March 31, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Merlyn.AI Bull-Rider Bear-Fighter ETF Assets*
Investment Companies	$26,610,337	$-	$-	$26,610,337
Money Market Funds	51,620	-	-	51,620
Total Investments in Securities	$26,661,957	$-	$-	$26,661,957

Merlyn.AI Tactical Growth and Income ETF Assets*
Investment Companies	$3,298,008	$-	$-	$3,298,008
Money Market Funds	8,902	-	-	8,902
Total Investments in Securities	$3,306,910	$-	$-	$3,306,910

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended March 31, 2020, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Returns on investments in underlying ETFs that invest foreign securities could be more volatile than, or trail the returns on, ETFs that invest in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Changes in interest rates generally will cause the value of fixed-income and bond instruments held by underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

The Funds’ investment strategies may from time to time result in higher turnover rates. This may increase the Funds’ brokerage commission costs, which could negatively impact the performance of the Funds. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

D.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2020, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2020, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2020, the Funds did not incur any interest or penalties.

Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations. Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary for tax purposes.

G.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which NYSE is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

I.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

J.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. As of September 30, 2019, neither Merlyn.AI Bull-Rider Bear-Fighter ETF nor Merlyn.AI Tactical Growth and Income ETF had commenced operations.

NOTE 3 -COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

At an in-person Board meeting held on October 14, 2019, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreement. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

Merlyn.AI Bull-Rider Bear-Fighter ETF	0.95%
Merlyn.AI Tactical Growth and Income ETF	0.75%

Per a Fee Waiver Agreement between the Trust and the Adviser, the Adviser has agreed to waive up to 0.35% of Merlyn.AI Bull-Rider Bear-Fighter ETF advisory fee and up to 0.25% of Merlyn.AI Tactical Growth and Income ETF advisory fee, which are calculated based on each Fund's average daily net assets, to the extent necessary to offset all or a portion of acquired fund fees and expenses. The level of each fee waiver described above may be adjusted from time to time only by the mutual written agreement of the Parties.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2020, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Merlyn.AI Bull-Rider Bear-Fighter ETF	$87,011,078	$40,721,465
Merlyn.AI Tactical Growth and Income ETF	3,561,354	3,495,725

For the fiscal period ended March 31, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Merlyn.AI Bull-Rider Bear-Fighter ETF	$52,328,551	$63,094,469
Merlyn.AI Tactical Growth and Income ETF	3,660,753	-

There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – TAX INFORMATION

As of September 30, 2019, neither Merlyn.AI Bull-Rider Bear-Fighter ETF nor Merlyn.AI Tactical Growth and Income ETF had commenced operations. Tax information will be presented within the Funds first annual report as of September 30, 2020.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended March 31, 2020 were as follows:

Period Ended March 31, 2020
Ordinary Income
Merlyn.AI Bull-Rider Bear-Fighter ETF	$66,425
Merlyn.AI Tactical Growth and Income ETF	10,220

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

NOTE 7 – OTHER INFORMATION

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

Neither the Merlyn.AI Bull-Rider Bear-Fighter ETF (Ticker: WIZ) nor the Merlyn.AI Tactical Growth and Income ETF (Ticker: SNUG) is offered or sold by Merlyn.AI Corporation or any of its affiliates, licensors, or contractors (the “Merlyn Parties”) nor do any of the Merlyn Parties offer any express or implicit guarantee, warranty, or assurance either with regard to the results of using the MAI Bull-Rider Bear-Fighter Index or the MAI Tactical Growth and Income Index (each, an “Index”) or an Index Price at any time or in any other respect. The Index is calculated and published by SumGrowth Strategies, LLC which has granted Merlyn an exclusive license for marketing and distribution purposes of the Index. The Merlyn Parties have entered an agreement with the Funds’ adviser to sponsor the Funds. The Merlyn Parties use commercially reasonable efforts to ensure that each Index is calculated correctly. None of the Merlyn Parties shall be liable for any error, omission, inaccuracy, incompleteness, delay, or interruption in an Index or any data related thereto or have any obligation to point out errors in an Index to any person. Neither publication of an Index by the Merlyn Parties nor the licensing of an Index or Index trademark(s) for the purpose of use in connection with a Fund constitutes a recommendation by any of the Merlyn Parties to invest in a Fund. Bull-Rider Bear-Fighter and Tactical Growth and Income are trademarks of Sumgrowth Strategies, LLC.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued.

There were no transactions that occurred during the period subsequent to March 31, 2020, that materially impacted the amounts or disclosures in the Funds’ financial statements.

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Trust has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund's investments.

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices. The chart presented represents past performance and cannot be used to predict future results.

	Merlyn.AI Bull-Rider Bear-Fighter ETF.
	Period Ended March 31, 2020

Premium/Discount Range	Number of Trading Days	% of Total Trade Days

1.00% or more	1	0.87%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	1	0.87%
0.25% to 0.499%	3	2.61%
0.00% to 0.249%	85	73.91%
-0.001% to -0.249%	16	13.91%
-0.25% to -0.499%	8	6.96%
-0.50% to -0.749%	1	0.87%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	115	100.00%

	Merlyn.AI Tactical Growth and Income ETF
	Period Ended March 31, 2020

Premium/Discount Range	Number of Trading Days	% of Total Trade Days

1.00% or more	5	18.52%
0.75% to 0.999%	1	3.70%
0.50% to 0.749%	1	3.70%
0.25% to 0.499%	4	14.82%
0.00% to 0.249%	7	25.93%
-0.001% to -0.249%	2	7.41%
-0.25% to -0.499%	1	3.70%
-0.50% to -0.749%	1	3.70%
-0.75% to -0.999%	2	7.41%
-1.00% or more	3	11.11%
	27	100.00%

ALPHA ARCHITECT ETF TRUST

Expense Example

March 31, 2020 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period since commencement of operations of each Fund and held the entire period (October 17, 2019 to March 31, 2020 for Merlyn.AI Bull-Rider Bear-Fighter ETF, and February 25, 2020 to March 31, 2020 for Merlyn.AI Tactical Growth and Income ETF).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period Commencement of Operations, to March 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

				Expenses Paid
		Beginning		During Period of
	Annualized	Account Value at	Ending	Commencement
	Expense	Commencement	Account Value	of Operations[1]
	Ratio	of Operations[1]	March 31, 2020	to March 31, 2020

Merlyn.AI Bull-Rider Bear-Fighter ETF[2]
Actual	0.61%	$ 1,000.00	$ 890.20	$ 2.61
Hypothetical (5% annual return before expenses)	0.61%	1,000.00	1,021.95	3.08
Merlyn.AI Tactical Growth and Income ETF[3]
Actual	0.50%	$ 1,000.00	$ 884.40	$ 2.14
Hypothetical (5% annual return before expenses)	0.50%	1,000.00	1,022.50	2.53

1.	Commencement of Operations was October 17, 2019 for Merlyn.AI Bull-Rider Bear-Fighter ETF, and February 25, 2020 for Merlyn.AI Tactical Growth and Income ETF.

2.	The dollar amounts shown as actual expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 166/366, to reflect the period since the commencement of operations. The dollar amounts shown as hypothetical expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366, for comparison purposes.

3.	The dollar amounts shown as actual expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 35/366, to reflect the period since the commencement of operations. The dollar amounts shown as hypothetical expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366, for comparison purposes.

ALPHA ARCHITECT ETF TRUST

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010) Assistant Professor of Finance, Drexel University (2010-2014)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015) COO, Alpha Architect (Since 2014)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	8	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present); Co-founder and CEO, Apptempo (2013 – 2015); Head of Product, Dataminr (2011 – 2013); Fund of Funds analyst, Merrill Lynch (2005 – 2009)	8	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present) and Editorial Board Member of the International Journal of Managerial Finance (2005 - present), Atlantic Economic Journal (2014 – 2015) and Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present); Member of Bloomberg’s Tradebook Advisory Council (2012 - 2014).	8	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ALPHA ARCHITECT ETF TRUST

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACTS (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met in person on October 14, 2019 to consider the approval of a new Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF series (which has not yet commenced operations as of the date of this report) of the Trust (the “Funds”), and Empowered Funds, LLC (the “Adviser”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice.

In reaching the decision to approve the Advisory Agreements, the Board considered and reviewed information provided by the Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Advisory Agreements.

During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

1)	Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Funds. In addition, the Board considered that the Adviser will be responsible for providing investment advisory services to each Fund, monitoring compliance with each Fund's objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust's administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources.

2)	Performance. The Board noted that, as the Funds had not yet commenced investment operations, they had no investment performance. The Board was advised that each Fund’s strategy would be to track the total return performance, before fees and expenses, of its index. The Board also noted the Adviser had been managing other ETFs within the Trust. The Board evaluated the supplemental materials provided for the, including third-party created materials that provided comparative performance information on other comparable exchange traded funds and mutual funds.

3)	Comparative Fees and Expenses. In considering the advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser.

Merlyn.AI Bull-Rider Bear-Fighter ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s anticipated net expense ratio against both other fund-of-fund exchanged-traded funds and mutual funds, which were in the third quartile versus ETFs and the second quartile versus mutual funds. The Board was satisfied with the Fund’s proposed fee level.

Merlyn.AI Tactical Growth and Income ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s anticipated net expense ratio against both other fund-of-fund exchanged-traded funds and mutual funds, which were in the second quartile versus ETFs and the first quartile versus mutual funds. The Board was satisfied with the Fund’s proposed fee level.

4)	Costs and Profitability. The Board further considered information regarding the potential profitability to realized by the Adviser in connection with providing services to the Funds. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the Funds, and the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreements. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Funds except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

5)	Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. The Board concluded that the Adviser would not receive any material fall-out benefits from its advisory services to the Funds.

6)	Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as it commences operations and its assets grow, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory fees for each Fund do not include breakpoints, but concluded that it was premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the Agreement.

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS

(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form NPORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at http://www.MerlynETFs.com daily.

INFORMATION ABOUT PROXY VOTING

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.MerlynETFs.com.

When available, information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

PRIVACY POLICY

(Unaudited)

ALPHA ARCHITECT ETF TRUST (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to "adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.”

However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC

213 Foxcroft Road

Broomall, PA 19008

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 1250

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, CO 80237

Legal Counsel

Pellegrino, LLC

303 West Lancaster Avenue, Suite 302

Wayne, PA 19087

Merlyn.AI Bull-Rider Bear-Fighter ETF

Symbol – WIZ

CUSIP – 02072L706

Merlyn.AI Tactical Growth and Income ETF

Symbol – SNUG

CUSIP – 02072L805

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2)  A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Architect ETF Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	05/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	05/29/2020

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date	05/29/2020